Statutory Reserves (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)
Statutory Reserves [Line Items]
Statutory general reserve	10.00%		10.00%
Percentage of reserve capital	50.00%		50.00%
Statutory reserve				¥ 6,647,109